Cover	Apr. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2025
Entity File Number	001-41977
Entity Registrant Name	NATURE’S MIRACLE HOLDING INC.
Entity Central Index Key	0001947861
Entity Tax Identification Number	88-3986430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3281 E. Guasti Road
Entity Address, Address Line Two	Suite 175
Entity Address, City or Town	Ontario
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91761
City Area Code	909
Local Phone Number	218-4601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NMHI
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false